Advance to Suppliers	6 Months Ended
Dec. 31, 2025
Advance to Suppliers [Abstract]
ADVANCE TO SUPPLIERS

4. ADVANCE TO SUPPLIERS

Advance to suppliers consists of the following:

	As of
	December 31, 2025	June 30, 2025
Prepaid service fee	$67,902	$7,403,734
Advance to suppliers	$67,902	$7,403,734

For the six months ended December 31, 2025 and 2024, the Company had no allowance for advance to suppliers as the Company considers all of the advances to be fully realizable.